Note 2 - Acquisitions (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Apr. 08, 2016
Goodwill, Ending Balance	$ 802	$ 802
Deerwood Bank [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets, Total			$ 19,000
Business Combination Recognized Identifiable Assets Acquired and Liabilities Assumed Finance Receivables			11,900
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents			6,100
Goodwill, Ending Balance			800
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			200
Business Combination Recognized Identifiable Assets Acquired and Liabilities Assumed Deposits			$ 19,000